As filed with the Securities and Exchange Commission on February 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive, 2nd Floor
Madison, WI 53717
(Name and address of agent for service)

608-824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
December 31, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 63.78%
Aerospace & Defense - 1.22%
Boeing Co.		10,500	$448,035
Air Freight & Logistics - 1.12%
United Parcel Service, Inc.		7,500	413,700
Beverage & Tobacco Product Manufacturing - 0.44%
Wendy's / Arby's Group, Inc.		32,822	162,141
Beverages - 0.75%
Dr. Pepper Snapple Group, Inc. (a)		17,000	276,250
Chemicals - 1.79%
EI Du Pont de Nemours & Co.		26,000	657,800
Communications Equipment - 3.08%
Cisco Systems, Inc. (a)		60,000	978,000
Corning, Inc.		16,500	157,245
			1,135,245
Computers & Peripherals - 0.23%
Apple, Inc. (a)		1,000	85,350
Construction & Engineering - 0.68%
McDermott International, Inc. (a)		25,200	248,976
Diversified Consumer Services - 2.23%
Apollo Group, Inc. (a)		4,300	329,466
Corinthian Colleges, Inc. (a)		30,000	491,100
			820,566
Diversified Financial Services - 4.12%
Bank of America Corp.		16,000	225,280
CME Group, Inc.		3,300	686,763
J.P. Morgan Chase & Co.		6,500	204,945
Moody's Corp.		20,000	401,800
			1,518,788
Energy Equipment & Services - 1.74%
ENSCO International, Inc.		7,800	221,442
Patterson-UTI Energy, Inc.		20,000	230,200
Schlumberger Ltd.		4,500	190,485
			642,127
Food & Staples Retailing - 4.22%
CVS / Caremark Corp.		17,000	488,580
Walgreen Co.		27,300	673,491
Wal-Mart Stores, Inc.		7,000	392,420
			1,554,491
Food Products - 4.91%
Cadbury PLC - ADR		15,000	535,050
Hain Celestial Group, Inc. (a)		12,000	229,080
Kraft Foods, Inc.		12,100	324,885
Nestle SA - ADR		18,450	721,116
			1,810,131
Health Care Equipment & Supplies - 1.23%
Zimmer Holdings, Inc. (a)		11,200	452,704
Health Care Providers & Services - 1.80%
UnitedHealth Group, Inc.		25,000	665,000
Industrial Conglomerates - 2.53%
General Electric Co.		32,200	521,640
Tyco International Ltd.		19,000	410,400
			932,040
Insurance - 1.57%
Berkshire Hathaway, Inc. (a)		6	$579,600
IT Services - 8.92%
Alliance Data Systems Corp. (a)		11,000	511,830
Automatic Data Processing, Inc.		16,300	641,242
Fiserv, Inc. (a)		15,000	545,550
Metavante Technologies, Inc.		18,000	289,980
Paychex, Inc.		27,500	722,700
Western Union Co.		40,000	573,600
			3,284,902
Machinery - 0.52%
The Manitowoc Co.		22,000	190,520
Management Consulting Services - 0.61%
ABB Ltd. - ADR		15,000	225,150
Media - 2.37%
The McGraw-Hill Companies, Inc.		10,000	231,900
Omnicom Group		9,000	242,280
The Walt Disney Co.		17,500	397,075
			871,255
Multiline Retail - 1.44%
Kohl's Corp. (a)		7,000	253,400
Target Corp.		8,000	276,240
			529,640
Oil & Gas - 0.68%
Petro-Canada		11,400	249,546
Oil, Gas & Consumable Fuels - 3.79%
Chevron Corp.		10,000	739,700
Exxon Mobil Corp.		8,200	654,606
			1,394,306
Pharmaceuticals - 4.30%
Johnson & Johnson		16,000	957,280
Merck & Co., Inc.		10,000	304,000
Sanofi-Aventis - ADR		10,000	321,600
			1,582,880
Road & Rail - 1.36%
Burlington Northern Santa Fe Corp.		6,600	499,686
Semiconductor & Semiconductor Equipment - 1.33%
Microchip Technology, Inc.		25,000	488,250
Software - 4.23%
Microsoft Corp.		56,000	1,088,640
Oracle Corp. (a)		26,500	469,845
			1,558,485
Specialty Retail - 0.57%
Cabela's, Inc. (a)		25,000	145,750
Cost Plus, Inc. (a)		68,541	64,291
			210,041
TOTAL COMMON STOCKS (Cost $32,182,252)			23,487,605
PREFERRED STOCKS - 2.15%
Commercial Banks - 1.24%
Fifth Third Capital (a)		30,000	456,300
Diversified Financial Services - 0.87%
Citigroup, Inc.		20,000	319,000
Thrifts & Mortgage Finance - 0.04%
Federal National Mortgage Association		20,000	16,600
TOTAL PREFERRED STOCKS (Cost $1,318,545)			791,900
		Principal
		Amount	Value
CORPORATE BONDS - 31.89%
Capital Markets - 2.71%
The Bear Stearns Companies, LLC
4.550%, 06/23/2010		$1,000,000	$998,865
Chemicals - 2.78%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009		1,000,000	1,024,941
Computer and Electronic Product Manufacturing - 2.14%
Lexmark International, Inc.
5.900%, 06/01/2013		1,000,000	789,041
Consumer Finance - 1.01%
American Express Co.
4.750%, 06/17/2009		373,000	371,120
Electric, Gas, And Sanitary Services - 2.74%
Integrys Energy Group, Inc.
7.000%, 11/01/2009		1,000,000	1,008,646
Food & Staples Retailing - 2.80%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009		1,000,000	1,030,112
Food Products - 1.41%
Kraft Foods, Inc.
6.250%, 06/01/2012		500,000	517,514
Machinery - 1.57%
Caterpillar Inc.
7.900%, 12/15/2018		500,000	576,594
Miscellaneous Manufacturing - 1.37%
Mattel Inc.
7.480%, 04/22/2009		500,000	505,910
Non-depository Credit Institutions - 4.22%
American General Finance Corp.
5.800%, 09/15/2013		500,000	162,446
5.850%, 06/01/2013		1,000,000	380,105
General Electric Capital Corp.
5.200%, 02/01/2011		1,000,000	1,013,301
			1,555,852
Publishing Industries - 2.79%
Oracle Corp.
5.000%, 01/15/2011		1,000,000	1,027,470
Specialty Retail - 5.33%
Home Depot, Inc.
4.625%, 08/15/2010		1,000,000	990,618
5.200%, 03/01/2011		1,000,000	972,845
			1,963,463
Transportation Equipment Manufacturing - 1.02%
Textron Financial Corp.
5.125%, 02/03/2011		500,000	376,487
TOTAL CORPORATE BONDS (Cost $12,831,044)			11,746,015
U.S. GOVERNMENT AGENCY ISSUE - 1.09%
Federal National Mortgage Association
5.500%, 04/25/2022		400,000	400,357
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $395,756)			400,357
SHORT-TERM INVESTMENT - 1.21%
Variable Rate Demand Note - 1.21%
AIM Liquid Assets, 0.961% (b)		446,288	446,288
TOTAL SHORT-TERM INVESTMENT (Cost $446,288)			446,288

Total Investments (Cost $47,173,885) - 100.12%			$36,872,165
Liabilities in Excess of Other Assets - (0.12)%			(43,850)
TOTAL NET ASSETS - 100.00%			$36,828,315

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of December 31, 2008.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments	$ 36,872,165	$ 24,725,793	$ 12,146,372	$ -
Total	$ 36,872,165	$ 24,725,793	$ 12,146,372	$ -

Plumb Equity Fund
Schedule of Investments
December 31, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 99.05%
Aerospace & Defense - 2.58%
Boeing Co.		7,000	$298,690
Air Freight & Logistics - 1.67%
United Parcel Service, Inc.		3,500	193,060
Beverages - 1.40%
Dr. Pepper Snapple Group, Inc. (a)		10,000	162,500
Chemicals - 3.17%
EI Du Pont de Nemours & Co.		14,500	366,850
Commercial Banks - 0.24%
Marshall & Ilsley Corp.		2,000	27,280
Communications Equipment - 4.54%
Cisco Systems, Inc. (a)		27,000	440,100
Corning, Inc.		9,000	85,770
			525,870
Computers & Peripherals - 1.27%
Apple, Inc. (a)		500	42,675
EMC Corp. (a)		10,000	104,700
			147,375
Construction & Engineering - 1.02%
McDermott International, Inc. (a)		12,000	118,560
Diversified Consumer Services - 3.58%
Apollo Group, Inc. (a)		2,200	168,565
Corinthian Colleges, Inc. (a)		15,000	245,550
			414,114
Diversified Financial Services - 6.37%
Bank of America Corp.		8,000	112,640
CME Group, Inc.		1,700	353,787
J.P. Morgan Chase & Co.		3,500	110,355
Moody's Corp.		8,000	160,720
			737,502
Energy Equipment & Services - 3.44%
ENSCO International, Inc.		4,000	113,560
Patterson-UTI Energy, Inc.		10,000	115,100
Schlumberger Ltd.		4,000	169,320
			397,980
Food & Staples Retailing - 7.89%
CVS / Caremark Corp.		11,000	316,140
Walgreen Co.		14,000	345,380
Wal-Mart Stores, Inc.		4,500	252,270
			913,790
Food Products - 6.16%
Hain Celestial Group, Inc. (a)		7,500	143,175
Kraft Foods, Inc.		8,000	214,800
Nestle SA - ADR		9,100	355,673
			713,648
Health Care Equipment & Supplies - 1.74%
Zimmer Holdings, Inc. (a)		5,000	202,100
Health Care Providers & Services - 3.22%
UnitedHealth Group, Inc.		14,000	372,400
Industrial Conglomerates - 3.87%
General Electric Co.		17,000	$275,400
Tyco International Ltd.		8,000	172,800
			448,200
Insurance - 0.83%
Berkshire Hathaway, Inc. (a)		1	96,600
Internet Software & Services - 0.27%
Google, Inc. (a)		100	30,765
IT Services - 13.77%
Alliance Data Systems Corp. (a)		4,000	186,120
Automatic Data Processing, Inc.		8,200	322,588
Fiserv, Inc. (a)		7,000	254,590
Metavante Technologies, Inc.		8,500	136,935
Paychex, Inc.		15,500	407,340
Western Union Co.		20,000	286,800
			1,594,373
Machinery - 1.12%
The Manitowoc Co.		15,000	129,900
Management Consulting Services - 0.91%
ABB Ltd. - ADR		7,000	105,070
Media - 4.09%
The McGraw-Hill Companies, Inc.		6,000	139,140
Omnicom Group		4,000	107,680
The Walt Disney Co.		10,000	226,900
			473,720
Multiline Retail - 2.58%
Kohl's Corp. (a)		3,500	126,700
Target Corp.		5,000	172,650
			299,350
Oil, Gas & Consumable Fuels - 5.89%
Chevron Corp.		4,800	355,056
Exxon Mobil Corp.		4,100	327,303
			682,359
Pharmaceuticals - 5.57%
Johnson & Johnson		8,500	508,555
Merck & Co., Inc.		4,500	136,800
			645,355
Road & Rail - 2.16%
Burlington Northern Santa Fe Corp.		3,300	249,843
Semiconductor & Semiconductor Equipment - 2.02%
Microchip Technology, Inc.		12,000	234,360
Software - 6.19%
Microsoft Corp.		25,000	486,000
Oracle Corp. (a)		13,000	230,490
			716,490
Specialty Retail - 1.49%
Ann Taylor Stores Corp. (a)		6,000	34,620
Cabela's, Inc. (a)		10,000	58,300
Chico's FAS, Inc. (a)		10,000	41,800
Cost Plus, Inc. (a)		40,266	37,769
			172,489
TOTAL COMMON STOCKS (Cost $15,115,446)			11,470,594
		Principal
		Amount	Value
SHORT-TERM INVESTMENT - 1.52%
Variable Rate Demand Note - 1.52%
AIM Liquid Assets, 0.961% (b)		$176,031	$176,031
TOTAL SHORT-TERM INVESTMENT (Cost $176,031)			176,031

Total Investments (Cost $15,291,477) - 100.57%			11,646,625
Liabilities in Excess of Other Assets - (0.57)%			(65,640)
TOTAL NET ASSETS - 100.00%			$11,580,985

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of December 31, 2008.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments	$ 11,646,625	$ 11,646,625	$ -	$ -
Total	$ 11,646,625	$ 11,646,625	$ -	$ -

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Plumb Balanced Fund

Cost of investments	$47,173,885

Gross unrealized appreciation	924,482
Gross unrealized depreciation	(11,226,202)
Net unrealized appreciation	$(10,301,720)

Plumb Equity Fund

Cost of investments	$15,291,477

Gross unrealized appreciation	485,570
Gross unrealized depreciation	(4,130,422)
Net unrealized appreciation	$(3,644,852)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*   /s/ Thomas G. Plumb
                                                                     Thomas G. Plumb, President

Date          2/18/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Thomas G. Plumb
                                                                     Thomas G. Plumb, President

Date            2/18/2009

By (Signature and Title)*   /s/ Timothy R. O’Brien
                                                                     Timothy R. O’Brien, Treasurer

Date            2/18/2009

* Print the name and title of each signing officer under his or her signature.